STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Cash Flows from Operating Activities:
Net Loss	$ (19,500)	$ (331,638)	$ (22,220)	$ (730,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Deprecation and amortization		233		1,588
Loss on disposal of assets		2,662
Warrants issued for services		209,448		257,949
Amortization of debt discount		10,062
Changes in operating assets and liabilities:
Accounts receivable		5,000	$ (10,600)	(44,000)
Prepaid expenses		1,198		(7,664)
Accounts payable		(814)		12,892
Accrued payroll and taxes		(6,283)		12,260
Accrued interest payable		1,403
Net Cash used in Operating Activities	$ (19,500)	(102,560)	$ (32,820)	(497,847)
Cash Flows from Investing Activities:
Purchase of fixed assets		$ (1,581)		(3,550)
Purchase of website			$ (2,000)	(2,800)
Net Cash used in Investing Activities		$ (1,581)	$ (2,000)	(6,350)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible debt		$ 144,000
Proceeds from issuance of common stock	$ 20,233		$ 330,000	480,000
Proceeds from exercise of warrants		$ 5,000		25,000
Net Cash provided by Financing Activities	20,233	149,000	330,000	505,000
Increase in cash	$ 733	44,859	295,180	803
Cash at beginning of period		1,536	733	733
Cash at end of period	$ 733	46,395	$ 295,913	1,536
Supplemental disclosure of non-cash financing activities:
Beneficial conversion feature and warrants recognized as a discount		$ 100,000
Vested stock warrants recorded as prepaid expense				$ 131,002